Property And Equipment (Details) - USD ($)	Jul. 03, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and equipment, gross		$ 1,087,000	$ 3,000
Less accumulated depreciation and amortization	$ (367,000)	(249,000)	(1,000)
Property and equipment, net	$ 772,000	838,000	$ 2,000
Furniture, fixtures, and automobiles [Member]
Property and equipment, gross		263,000
Software [Member]
Property and equipment, gross		65,000
Computer equipment [Member]
Property and equipment, gross		311,000	$ 3,000
Leasehold Improvements [Member]
Property and equipment, gross		$ 448,000